Fees Summary	May 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,035,000
Previously Paid Amount	0.00
Total Fee Amount	464.66
Total Offset Amount	0.00
Net Fee	464.66
Narrative - Max Aggregate Offering Price	$ 3,035,000
Final Prospectus	true